Note 2 - Acquisitions - 10K (Details) - Acquisitions (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Purchase Agreement SNC Holding Corp [Member]
Business Acquisition [Line Items]
PositiveID Animal Health Corporation	Dec. 31, 2008	Dec. 31, 2008
Bio Sensor patents form PSID	$ 5,820	$ 5,820
Asset Purchase from SNC Holding Corp.	5,820	5,820
PositiveID Animal Health Corporation [Member]
Business Acquisition [Line Items]
PositiveID Animal Health Corporation	Dec. 31, 2008	Dec. 31, 2008
Bio Sensor patents form PSID	1,200	1,200
Asset Purchase from SNC Holding Corp.	$ 1,200	$ 1,200
Bio Sensor Patents [Member]
Business Acquisition [Line Items]
PositiveID Animal Health Corporation		Dec. 31, 2008